Discontinued Operations - Summary of Operations of Disposal Group Included in Discontinued Operations (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses:
Income tax expense			$ (144)	$ (25)	$ (16)
Earnings from continuing operations before equity in earnings of unconsolidated affiliates	$ 96	$ 59	629	608	496
Equity in earnings (losses) earnings of unconsolidated affiliates	2	1	10	14	5
Net earnings (loss) from discontinued operations	0	21	155	70	60
Net earnings attributable to Fidelity National Financial, Inc. common shareholders	$ 0	10
FNFV | Discontinued Operations
Revenues:
Escrow, title-related and other fees		49	111	168	204
Restaurant revenue		273	981	1,158	1,412
Interest and investment income		1	5	3	2
Realized gains and losses, net		5	277	6	(19)
Total revenues		328	1,374	1,335	1,599
Expenses:
Personnel costs		46	148	165	158
Other operating expenses		25	94	106	167
Cost of restaurant revenue		236	861	984	1,195
Depreciation and amortization		16	51	63	65
Interest expense		4	9	10	8
Total expenses		327	1,163	1,328	1,593
Earnings from discontinued operations before income taxes		1	211	7	6
Income tax expense		(2)	(103)	11	19
Earnings from continuing operations before equity in earnings of unconsolidated affiliates		3	108	18	25
Equity in earnings (losses) earnings of unconsolidated affiliates		(4)	(12)	(22)	(22)
Net earnings (loss) from discontinued operations		(1)	96	(4)	3
Less: Net earnings attributable to non-controlling interests		(2)	(13)	0	16
Net earnings attributable to Fidelity National Financial, Inc. common shareholders		1	109	(4)	(13)
Cash flow from discontinued operations data:
Net cash provided by operations		15	(134)	81	29
Net cash used in investing activities		$ (27)	$ (11)	$ 67	$ 166